UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo - Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

October 31, 2008
 unaudited

Common stocks — 90.29%	Shares	Value

INFORMATION TECHNOLOGY — 16.86%
Oracle Corp.[1]	107,000	$1,957,030
Nokia Corp. (ADR)	128,000	1,943,040
Cisco Systems, Inc.[1]	102,000	1,812,540
Microsoft Corp.	68,000	1,518,440
International Business Machines Corp.	15,500	1,441,035
QUALCOMM Inc.	30,000	1,147,800
Applied Materials, Inc.	58,000	748,780
Intel Corp.	40,000	640,000
Google Inc., Class A1	1,700	610,912
Texas Instruments Inc.	28,000	547,680
Hewlett-Packard Co.	13,000	497,640
Analog Devices, Inc.	20,000	427,200
Intuit Inc.[1]	17,000	426,020
EMC Corp.[1]	35,000	412,300
Linear Technology Corp.	15,000	340,200
		14,470,617

CONSUMER STAPLES — 15.51%
Wal-Mart Stores, Inc.	56,000	3,125,360
Philip Morris International Inc.	46,500	2,021,355
Walgreen Co.	75,000	1,909,500
Coca-Cola Co.	35,000	1,542,100
PepsiCo, Inc.	20,000	1,140,200
Hershey Co.	26,500	986,860
Kraft Foods Inc., Class A	25,000	728,500
L’Oréal SA2	9,000	679,212
Avon Products, Inc.	26,500	657,995
Altria Group, Inc.	27,000	518,130
		13,309,212

HEALTH CARE — 14.49%
Novo Nordisk A/S, Class B2	27,000	1,443,138
Roche Holding AG2	8,000	1,223,577
Merck & Co., Inc.	39,000	1,207,050
Pfizer Inc	67,000	1,186,570
UnitedHealth Group Inc.	45,000	1,067,850
Eli Lilly and Co.	30,000	1,014,600
Medtronic, Inc.	24,000	967,920
Johnson & Johnson	14,000	858,760
Becton, Dickinson and Co.	11,000	763,400
Bristol-Myers Squibb Co.	33,000	678,150
Schering-Plough Corp.	32,000	463,680
Wyeth	14,000	450,520
Stryker Corp.	8,000	427,680
Amgen Inc.[1]	6,000	359,340
Aetna Inc.	13,000	323,310
		12,435,545

FINANCIALS — 12.40%
Berkshire Hathaway Inc., Class A1	20	2,309,800
Wells Fargo & Co.	60,000	2,043,000
American Express Co.	71,000	1,952,500
JPMorgan Chase & Co.	24,000	990,000
Citigroup Inc.	57,500	784,875
Bank of America Corp.	29,000	700,930
Chubb Corp.	13,000	673,660
Allstate Corp.	20,000	527,800
Comerica Inc.	12,000	331,080
Lincoln National Corp.	15,800	272,392
American International Group, Inc.	28,000	53,480
		10,639,517

ENERGY — 9.86%
Exxon Mobil Corp.	47,000	3,483,640
Royal Dutch Shell PLC, Class B (ADR)	23,000	1,271,670
Chevron Corp.	17,000	1,268,200
Schlumberger Ltd.	20,000	1,033,000
Diamond Offshore Drilling, Inc.	8,000	710,400
Baker Hughes Inc.	11,000	384,450
ConocoPhillips	6,000	312,120
		8,463,480

INDUSTRIALS — 7.66%
General Electric Co.	120,000	2,341,200
FedEx Corp.	15,000	980,550
Lockheed Martin Corp.	10,000	850,500
Boeing Co.	12,000	627,240
United Parcel Service, Inc., Class B	10,000	527,800
Avery Dennison Corp.	15,000	525,300
Deere & Co.	10,000	385,600
Illinois Tool Works Inc.	10,000	333,900
		6,572,090

CONSUMER DISCRETIONARY — 6.41%
Lowe’s Companies, Inc.	54,000	1,171,800
Target Corp.	27,500	1,103,300
Time Warner Inc.	100,000	1,009,000
Vivendi SA2	22,000	574,460
Carnival Corp., units	20,000	508,000
News Corp., Class A	40,000	425,600
Nordstrom, Inc.	20,000	361,800
Home Depot, Inc.	10,000	235,900
Gannett Co., Inc.	10,000	110,000
		5,499,860

TELECOMMUNICATION SERVICES — 3.81%
AT&T Inc.	80,000	2,141,600
Verizon Communications Inc.	25,000	741,750
Vodafone Group PLC[2]	140,000	270,677
Sprint Nextel Corp., Series 1	36,000	112,680
		3,266,707

MATERIALS — 1.26%
Air Products and Chemicals, Inc.	13,000	755,690
Alcoa Inc.	28,000	322,280
		1,077,970

UTILITIES — 0.76%
Exelon Corp.	12,000	650,880

MISCELLANEOUS — 1.27%
Other common stocks in initial period of acquisition		1,093,867

Total common stocks (cost: $86,221,272)		77,479,745

	Principal amount
Short-term securities — 9.31%	(000)	Value

Target Corp. 2.10% due 12/1/2008	$2,000	1,996,380
Emerson Electric Co. 2.05% due 11/4/2008[3]	1,600	1,599,635
United Parcel Service Inc. 2.02% due 12/5/2008[3]	1,200	1,195,903
International Bank for Reconstruction and Development 2.10% due 1/20/2009	1,200	1,194,552
HSBC Finance Corp. 0.25% due 11/3/2008	1,000	999,979
Becton, Dickinson and Co. 2.15% due 11/3/2008	400	399,929
U.S. Treasury Bills 1.03% due 1/22/2009	300	299,757
Jupiter Securitization Co., LLC 2.50% due 11/17/2008[3]	300	299,646

Total short-term securities (cost: $7,986,825)		7,985,781

Total investment securities (cost: $94,208,097)		85,465,526
Other assets less liabilities		340,494

Net assets		$85,806,020

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,191,064, which represented 4.88% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,095,184, which represented 3.61% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2008:

Investment securities

Level 1 — Quoted prices	$73,288,681
Level 2 — Other significant observable inputs	12,176,845	*
Level 3 — Significant unobservable inputs	—
Total	$85,465,526

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	Value

Gross unrealized appreciation on investment securities	$8,746,940
Gross unrealized depreciation on investment securities	(17,509,866)
Net unrealized depreciation on investment securities	(8,762,926)
Cost of investment securities for federal income tax purposes	94,228,452

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

October 31, 2008
 unaudited

Bonds & notes — 86.32%	Principal amount (000)	Value

CORPORATE BONDS & NOTES — 33.47%
Financials — 16.53%
Hospitality Properties Trust 6.75% 2013	$215	$191,093
Hospitality Properties Trust 6.30% 2016	400	295,023
Hospitality Properties Trust 5.625% 2017	335	231,040
Hospitality Properties Trust 6.70% 2018	200	146,706
Countrywide Financial Corp., Series B, 5.80% 2012	665	618,915
MBNA Global Capital Funding, Series B, 3.601% 2027[1]	200	128,854
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	252,570
DBS Bank Ltd. 3.401% 2021[1,2]	250	166,707
Resona Bank, Ltd. 5.85% (undated)[1,2]	625	395,474
MetLife Capital Trust IV 7.875% 2067[1,2]	300	168,302
MetLife Capital Trust X 9.25% 2068[1,2]	250	155,872
Banco Santander-Chile 5.375% 2014[2]	300	246,019
Lincoln National Corp. 7.00% 2066[1]	425	199,981
Fifth Third Bancorp 8.25% 2038	200	142,285
Fifth Third Capital Trust IV 6.50% 2067[1]	125	52,030
TuranAlem Finance BV 8.50% 2015[2]	400	150,000
TuranAlem Finance BV 8.25% 2037[2]	100	40,500
Sovereign Bancorp, Inc. 4.511% 2013[1]	250	189,179
New York Life Global Funding 4.65% 2013[2]	200	187,648
CNA Financial Corp. 6.50% 2016	250	187,187
Westfield Group 5.70% 2016[2]	250	185,831
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	184,320
UniCredito Italiano SpA 5.584% 2017[1,2]	200	180,455
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	180,334
JPMorgan Chase Capital XX, Series T, 6.55% 2066	125	87,793
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	125	87,488
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	300	169,125
SLM Corp., Series A, 4.50% 2010	200	156,588
International Lease Finance Corp., Series R, 6.375% 2013	100	65,451
American General Finance Corp., Series I, 5.40% 2015	250	89,977
Kimco Realty Corp., Series C, 4.82% 2014	200	150,192
Loews Corp. 6.00% 2035	225	144,290
Principal Life Insurance Co. 5.30% 2013	150	137,751
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	129,505
Hartford Financial Services Group, Inc. 8.125% 2068[1]	250	124,935
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	123,743
HSBC Holdings PLC 6.50% 2037	150	118,607
HBOS PLC 6.75% 2018[2]	150	112,615
ORIX Corp. 5.48% 2011	125	110,436
Capital One Capital III 7.686% 2036[1]	231	110,094
American Express Co. 6.15% 2017	150	107,502
United Dominion Realty Trust, Inc. 6.50% 2009	125	106,613
Chubb Corp. 6.375% 2067[1]	150	95,928
Monumental Global Funding 5.50% 2013[2]	100	94,905
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	91,055
Simon Property Group, LP 6.125% 2018	125	89,149
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	150	78,847
Northern Rock PLC 6.594% (undated)[1,2]	200	77,000
Citigroup Capital XXI 8.30% 2077[1]	100	68,787
Allstate Corp., Series A, 6.50% 2067[1]	125	68,514
Capmark Financial Group Inc. 5.875% 2012	250	62,525
Credit Agricole SA 6.637% (undated)[1,2]	100	49,375
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	45,182
CIT Group Inc. 6.10% 2067[1]	250	42,425
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	37,208
		7,909,930

Industrials — 4.46%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	308,000
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	112	84,205
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	70	40,764
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	169	132,123
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	242,662
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	130,905
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	269	265,497
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	144,160
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	132	99,063
Norfolk Southern Corp. 5.75% 2018	200	172,453
Canadian National Railway Co. 6.375% 2037	200	159,215
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	148	137,377
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	143	85,967
CSX Corp. 5.75% 2013	50	45,078
CSX Corp. 6.15% 2037	50	32,646
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	53	54,901
		2,135,016

Utilities — 3.02%
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	74,506
Homer City Funding LLC 8.734% 2026[3]	289	256,987
Reliant Energy Resources Corp. 7.75% 2011	250	235,167
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	195,423
E.ON International Finance BV 5.80% 2018[2]	200	171,036
FPL Energy National Wind, LLC 5.608% 2024[2,3]	198	160,390
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	133,539
PSEG Power LLC 3.75% 2009	125	122,910
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2,4]	150	96,750
		1,446,708

Telecommunication services — 2.98%
SBC Communications Inc. 6.25% 2011	250	246,260
AT&T Wireless Services, Inc. 7.875% 2011	100	99,841
AT&T Inc. 4.95% 2013	200	185,345
SBC Communications Inc. 5.625% 2016	125	109,876
Nextel Communications, Inc., Series E, 6.875% 2013	400	228,132
Sprint Capital Corp. 8.75% 2032	150	98,431
Telecom Italia Capital SA 5.25% 2015	100	68,681
Telecom Italia Capital SA 7.721% 2038	250	170,491
Embarq Corp. 6.738% 2013	250	217,705
		1,424,762

Consumer discretionary — 2.84%
Federated Retail Holdings, Inc. 5.35% 2012	150	113,068
Federated Retail Holdings, Inc. 5.90% 2016	300	181,478
Federated Retail Holdings, Inc. 6.375% 2037	250	127,610
News America Inc. 6.65% 2037	300	238,275
Tele-Communications, Inc. 9.80% 2012	215	217,667
D.R. Horton, Inc. 5.25% 2015	300	171,000
Time Warner Cable Inc. 6.75% 2018	150	128,868
Seminole Tribe of Florida 5.798% 2013[2,3]	105	107,948
Thomson Reuters Corp. 6.50% 2018	85	71,587
		1,357,501

Energy — 1.80%
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	199,313
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	279	179,691
Enterprise Products Operating LLC 5.65% 2013	150	132,809
Rockies Express Pipeline LLC 6.85% 2018[2]	150	127,626
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	104,278
Qatar Petroleum 5.579% 2011[2,3]	67	67,134
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	53	52,799
		863,650

Information technology — 0.91%
Jabil Circuit, Inc. 8.25% 2018	250	191,250
National Semiconductor Corp. 6.15% 2012	150	144,283
KLA-Tencor Corp. 6.90% 2018	125	100,910
		436,443

Materials — 0.66%
Alcoa Inc. 5.55% 2017	300	214,700
ArcelorMittal 6.125% 2018[2]	150	102,756
		317,456

Consumer staples — 0.27%
Kroger Co. 6.40% 2017	150	130,721

Total corporate bonds & notes		16,022,187

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 27.95%
U.S. Treasury 4.25% 2012	1,300	1,406,236
U.S. Treasury 4.875% 2012	490	536,359
U.S. Treasury 4.25% 2013	4,542	4,862,256
U.S. Treasury 12.50% 2014	1,200	1,300,692
U.S. Treasury 11.25% 2015	800	1,135,688
U.S. Treasury 4.50% 2017	1,325	1,380,849
U.S. Treasury 4.625% 2017	105	110,312
U.S. Treasury 4.00% 2018	925	927,313
U.S. Treasury 6.00% 2026	300	341,952
U.S. Treasury 4.50% 2036	1,140	1,156,918
Freddie Mac 5.00% 2018	250	221,622
		13,380,197

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 23.36%
Freddie Mac 5.00% 2023	484	472,491
Freddie Mac 5.00% 2023	370	361,105
Freddie Mac 5.00% 2023	370	361,054
Freddie Mac 5.00% 2023	97	94,870
Freddie Mac 6.00% 2026	404	405,423
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	104	82,093
Freddie Mac, Series 3257, Class PA, 5.50% 2036	225	215,565
Freddie Mac, Series 3318, Class JT, 5.50% 2037	232	221,410
Freddie Mac 5.00% 2038	497	470,609
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	525,911
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	262,123
Fannie Mae 6.00% 2021	16	15,776
Fannie Mae, Series 2001-4, Class GA, 10.168% 2025[1]	24	26,672
Fannie Mae 6.00% 2026	94	93,883
Fannie Mae 7.50% 2031	6	5,900
Fannie Mae, Series 2001-20, Class C, 12.043% 2031[1]	18	20,186
Fannie Mae 5.632% 2037[1]	231	231,217
Fannie Mae 6.50% 2037	131	131,239
Fannie Mae 7.00% 2037	215	219,262
Fannie Mae 7.00% 2037	200	203,486
Fannie Mae 7.00% 2037	180	185,375
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	17	18,071
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	320	238,646
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	187,384
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	259,737
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	191,622
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	295,542
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	227,812
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	106,102
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	200	142,984
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4]	250	177,582
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.178% 2030[1]	250	249,115
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.178% 2030[1]	55	55,300
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	269	270,941
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	259,518
Bank of America 5.50% 2012[2]	250	248,012
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	247,920
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	243,095
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	241,954
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	233	219,664
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	229	219,629
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	184,844
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	179,577
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	157	161,730
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	225	145,022
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	146	144,855
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	144	141,492
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	230	140,702
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	169	137,603
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	136	133,552
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	124,872
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	221	124,632
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	121,992
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[1]	114	68,938
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.915% 2037[1]	89	52,401
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	120	120,797
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	176	107,840
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	79	75,211
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	73	69,207
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 4.71% 2037[1]	152	52,833
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	52	42,717
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	40	39,912
Government National Mortgage Assn. 10.00% 2020	33	37,988
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	37	37,295
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.485% 2027[1,2]	32	31,561
		11,183,853

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.22%
French Government O.A.T. Eurobond 4.00% 2018	€250	310,718
Israeli Government 7.50% 2014[4]	ILS935	272,087
		582,805

MUNICIPALS — 0.32%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$145	127,472
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	25	24,864
		152,336

Total bonds & notes (cost: $47,651,310)		41,321,378

Convertible securities — 0.38%	Shares

FINANCIALS — 0.38%
Bank of America Corp., Series L, 7.25% convertible preferred	250	175,000
Fannie Mae, Series 2004-1, 5.375% convertible preferred	2	8,000

Total convertible securities (cost: $419,500)		183,000

Preferred securities — 6.88%

FINANCIALS — 6.88%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	400,000	332,052
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	10,000	171,000
Santander Finance Preferred S.A., Unipersonal, 6.50%	10,000	160,000
Citigroup Inc., Series E, 8.40%[1]	450,000	313,357
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	221,563
Standard Chartered PLC 6.409%[1,2,4]	400,000	201,308
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	126,525
BNP Paribas 7.195%[1,2]	100,000	63,999
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	163,240
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	11,600	148,625
PNC Preferred Funding Trust I 6.517%[1,2]	200,000	141,130
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	200,000	140,194
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	132,377
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	122,860
JPMorgan Chase & Co., Series I, 7.90%[1]	150,000	121,879
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	101,953
Société Générale 5.922%[1,2]	150,000	87,912
QBE Capital Funding II LP 6.797%[1,2]	200,000	85,104
ILFC E-Capital Trust II 6.25%[1,2]	255,000	82,632
AXA SA, Series B, 6.379%[1,2]	150,000	76,266
Fannie Mae, Series O, 7.00%[1,2]	23,175	70,250
XL Capital Ltd., Series E, 6.50%[1]	250,000	70,071
Lloyds TSB Group PLC 6.267%[1,2]	150,000	68,147
Barclays Bank PLC 7.434%[1,2]	100,000	63,223
Freddie Mac, Series Z, 8.375%	10,950	17,794
Freddie Mac, Series V, 5.57%	8,300	8,072

Total preferred securities (cost: $6,595,653)		3,291,533

Common stocks — 0.01%

INDUSTRIALS — 0.01%
Delta Air Lines, Inc.[5]	446	4,897

Total common stocks (cost: $7,120)		4,897

	Principal amount
Short-term securities — 4.90%	(000)

HSBC Finance Corp. 0.25% due 11/3/2008	$1,300	1,299,973
Jupiter Securitization Co., LLC 2.60% due 11/17/2008[2]	800	799,018
International Bank for Reconstruction and Development 2.10% due 1/20/2009	250	248,865

Total short-term securities (cost: $2,347,809)		2,347,856

Total investment securities (cost: $57,021,392)		47,148,664
Other assets less liabilities		723,604

Net assets		$47,872,268

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,377,273, which represented 21.68% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,129,357, which represented 2.36% of the net assets of the fund.
[5]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

€ = Euros
ILS = Israeli shekels

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2008:

Investment securities

Level 1 — Quoted prices	$828,576
Level 2 — Other significant observable inputs	46,081,442
Level 3 — Significant unobservable inputs	238,646
Total	$47,148,664

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended October 31, 2008:

Beginning value at 8/1/2008	$—
Net transfers into Level 3	238,646
Ending value at 10/31/2008	$238,646

Federal income tax information	Value

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(10,581,016)
Net unrealized depreciation on investment securities	(10,581,016)
Cost of investment securities for federal income tax purposes	57,729,680

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

MFGEFP-985-1208O-S15856

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2008

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 29, 2008